UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

3547 Meeks Farm Road  Suite A1,  Johns Island, SC   29455

(Address of principal executive offices)         (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:

(843) 557-1300

Date of fiscal year end:

October 31

Date of reporting period: April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended, (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.

REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

APRIL 30, 2012

(UNAUDITED)

Satuit Capital U.S. Emerging Companies Fund

Portfolio Illustration (Unaudited)

April 30, 2012

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
7.79%
Consumer Goods
9.44%
Financial
18.22%
Healthcare
9.55%
Industrial Goods
5.43%
Services
22.02%
Cash Equivalent
12.63%
Technology
14.92%

	Satuit Capital U.S. Emerging Companies Fund
	Schedule of Investments
	April 30, 2012 (Unaudited)

Shares/Principal		Value

COMMON STOCKS - 85.35%

Agricultural Services - 1.14%
67,000	Calavo Growers, Inc. *	$ 1,921,560

Apparel & Other Finished Products - 0.97%
60,800	G-III Apparel Group, Ltd. *	1,632,480

Coating, Engraving & Allied Services - 0.84%
111,341	Northern Technologies International Corp. *	1,415,144

Communications Services, NEC - 0.99%
97,600	Ringnet, Inc. *	1,667,008

Computer Equipment - 2.18%
69,000	Allot Communications Ltd. *	1,693,260
337,800	OCZ Technology Group, Inc. *	1,991,331
		3,684,591
Crude Petroleum & Natural Gas - 3.04%
560,600	Synergy Resources Corp. *	1,883,616
174,000	Tetra Technologies, Inc. *	1,515,540
560,000	Warren Resources, Inc. *	1,730,400
		5,129,556

Electronic Components & Accessories - 1.24%
349,300	Silicon Image, Inc. *	2,097,547

Electronic Computers - 1.06%
101,000	Super Micro Computer, Inc. *	1,782,650

Fire, Marine & Casualty Insurance - 0.40%
48,000	Homeowners Choice, Inc.	673,920

Functions Related to Depository Banking, NEC - 1.00%
96,500	DFC Global Corp. *	1,686,820

General Industrial Machinery & Equipment - 1.13%
86,300	Graham Corp.	1,905,504

Industrial & Commercial Fans, Blowers & Air Purifying Equipment - 0.98%
202,500	Ceco Environmental Corp.	1,660,500

Industrial Inorganic Chemicals - 1.06%
96,900	Seacube Container Leasing Ltd.	1,797,495

In Vitro & In Vivo Diagnostic Substances - 1.15%
541,600	Immunomedics, Inc. *	1,944,344

Insurance Agents, Brokers & Services - 1.12%
227,207	Fortegra Financial Corp. *	1,885,818

Men's & Boy's Furnishings, Work Clothing, And Allied Garments - 1.11%
39,200	Oxford Industries, Inc.	1,881,208

Miscellaneous Primary Metal Products - 0.35%
31,900	Dynamic Materials Co.	583,132

Mortgage Investment - 1.14%
168,100	Hercules Technology Growth Capital, Inc.	1,918,021

Motor Vehicle Parts & Accessories - 1.57%
71,800	Amerigon, Inc. *	1,026,740
189,000	Stoneridge, Inc. *	1,629,180
		2,655,920
National Commercial Banks - 4.77%
181,900	Cardinal Financial Corp.	2,195,533
124,200	Financial Institutions, Inc.	2,101,464
413,300	Intervest Bancshares Corp. *	1,653,200
190,900	Nara Bancorp, Inc. *	2,099,900
		8,050,097
Oil & Gas Equipment & Services - 2.56%
30,000	Dawson Geophysical Co. *	805,050
308,900	Forbes Energy Services, Ltd. *	1,683,505
160,000	TGC Industries, Inc.	1,825,600
		4,314,155
Perfumes & Cosmetics - 0.97%
42,000	Elizabeth Arden, Inc. *	1,637,160

Pharmaceutical Preparations - 1.28%
512,582	Horizon Pharma, Inc. *	2,153,978

Pumps & Pumping Equipment - 0.87%
50,700	Gorman-Rupp Co.	1,460,160

Railroads, Line-Haul Operating & Equipment - 1.48%
90,500	Greenbriar Companies, Inc. *	1,561,125
58,200	Providence & Worcester Railroad Co.	928,290
		2,489,415
Retail-Apparel & Accessory Stores - 1.10%
61,000	Body Central Corp. *	1,852,570

Retail-Auto Dealers & Gasoline Stations - 1.88%
85,700	Rush Enterprises, Inc. *	1,549,456
138,000	West Marine, Inc. *	1,615,980
		3,165,436
Retail-Furniture Stores - 1.10%
155,000	Haverty Furniture Co., Inc.	1,860,000

Retail-Variety Stores - 1.38%
179,000	Zagg, Inc. *	2,332,370

Retail-Retail Stores, NEC - 1.06%
50,000	Titan Machinery, Inc. *	1,781,500

Savings Institution, Federally Chartered - 0.50%
3,225	1st Constitution Bancorp	27,058
22,304	Bofl Holding, Inc. *	396,342
33,400	Access National Corp.	426,184
		849,584
Semiconductors & Related Devices - 3.57%
17,300	Alpha & Omega Semiconductor, Ltd. *	171,097
12,000	Inphi Corp. *	121,800
63,900	Standard Microsystems Corp. *	1,692,072
300,000	Ultra Clean Holdings, Inc. *	2,055,000
60,100	Volterra Semiconductor Corp. *	1,976,689
		6,016,658
Services-Business Services - 1.05%
46,100	Radware Ltd. *	1,773,928

Services-Computer Programming & Processing - 1.80%
214,000	Carbonite, Inc. *	1,709,860
92,272	Computer Task Group, Inc. *	1,330,562
		3,040,422
Services-Equipment Rental & Leasing, NEC - 2.21%
91,700	CAI International, Inc. *	1,894,522
77,200	Mitcham Industries, Inc. *	1,834,272
		3,728,794
Services-Health Services - 1.09%
75,500	US Physical Therapy, Inc.	1,840,690

Services-Help Supply Services - 2.13%
94,400	On Assignment, Inc. *	1,766,224
125,900	Kforce, Inc. *	1,821,773
		3,587,997
Services-Home Healthcare Services - 1.15%
131,300	Amedisys, Inc. *	1,934,049

Services-Medical Laboratories - 0.98%
74,900	MED TOX Scientific, Inc. *	1,655,290

Services-Miscellaneous Repair - 1.11%
63,000	Team, Inc. *	1,866,690

Services-Offices & Clinics of Doctors of Medicine - 0.94%
212,500	Metropolitan Health Networks, Inc. *	1,589,500

Services-Prepackaged Software - 3.28%
244,600	American Software, Inc. Class A	2,025,288
116,400	Sciquest, Inc. *	1,728,540
21,000	Virtus Investment Partners, Inc. *	1,772,400
		5,526,228
Services-Social Services - 1.01%
69,900	Almost Family, Inc. *	1,704,162

Special Industry Machinery, NEC - 1.46%
487,064	FSI International, Inc. *	2,469,414

State Commercial Banks - 7.82%
57,700	Bank of Marin Bancorp	2,138,939
87,400	Bryn Mawr Bank Corp.	1,878,226
103,000	Citizens & Northern Corp.	1,950,820
120,700	Eagle Bancorp, Inc. *	2,147,253
225,736	First California Financial Group, Inc. *	1,232,519
106,000	State Bank Financial Corp. *	1,828,500
74,700	Merchants Bancshares, Inc.	2,007,936
		13,184,193
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.03%
37,300	Universal Stainless & Alloy Products, Inc. *	1,730,720

Surgical & Medical Instruments - 1.72%
383,500	Genmark Diagnostics, Inc. *	1,775,528
39,800	Kensey Nash Corp.	1,131,514
		2,907,042
Television Broadcasting Station - 0.95%
889,100	Gray Television, Inc. *	1,600,380

Truck Trailers - 0.95%
190,600	Wabash National Corp. *	1,595,322

Trucking (No Local) - 3.09%
110,200	Celadon Group, Inc.	1,722,426
148,000	Quality Distribution, Inc. *	1,653,160
117,600	Universal Truckload Services, Inc.	1,834,560
		5,210,146
Water, Sewer, Pipeline & Communications & Power Line Construction - 0.98%
99,000	MYR Group, Inc. *	1,655,280

Wholesale-Chemicals & Allied Products - 0.99%
185,000	Aceto Corp.	1,665,000

Wholesale-Groceries, General Line - 1.04%
72,600	Chefs' Warehouse, Inc. *	1,755,468

Wholesale-Metals Service Centers & Offices - 1.00%
126,000	Castle AM & Co. *	1,687,140

Wholesale-Miscellaneous Nondurable Goods - 0.75%
120,200	Central Garden & Pet Co. *	1,271,716

Women's, Misses' & Juniors Outerwear - 0.92%
190,000	Bebe Stores, Inc.	1,558,000

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 0.91%
23,500	American Science & Engineering, Inc.	1,534,785

TOTAL FOR COMMON STOCKS (Cost $131,804,390) - 85.35%		143,958,657

SHORT TERM INVESTMENTS - 12.33%
20,789,242	US Bank Repurchase Agreement, 0.01%, dated 04/30/2012, due 05/01/2012
	repurchase price $20,789,242, collateralized by U.S. Treasury Bonds
	with a market value of 21,204,502, yield of 2.375% and maturity date 10/01/2034.	20,789,242
TOTAL SHORT TERM INVESTMENTS (Cost $20,789,242) - 12.33%		20,789,242

TOTAL INVESTMENTS (Cost $152,593,632) - 97.68%		164,747,899

OTHER ASSETS LESS LIABILITIES - 2.32%		3,915,584

NET ASSETS - 100.00%		$ 168,663,483

* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

Satuit Capital U.S. Emerging Companies Fund
Statement of Assets and Liabilities
April 30, 2012 (Unaudited)

Assets:
Investments, at Fair Value (Cost $152,593,632)	$ 164,747,899
Receivables:
Securities Sold	5,325,082
Shareholder Subscriptions	204,879
Interest & Dividends	39,845
Prepaid Expenses	37,738
Total Assets	170,355,443
Liabilities:
Securities Purchased	1,248,052
Shareholder Redemptions	68,492
Due to Advisor	202,930
Other Accrued Expenses	172,486
Total Liabilities	1,691,960
Net Assets	$ 168,663,483

Net Assets Consist of:
Paid In Capital	142,966,515
Accumulated Net Investment Loss	(885,942)
Accumulated Realized Gain on Investments	14,428,643
Unrealized Appreciation in Value of Investments	12,154,267
Net Assets, for 5,102,704 Shares Outstanding (Unlimited number
of shares authorized without par value)	$ 168,663,483

Net Asset Value Per Share and Offering Price ($168,663,483/5,102,704)	$ 33.05

Minimum Redemption Price Per Share*	$ 32.39

*The Fund will impose a 2.00% redemption fee on shares redeemed within 360 days of purchase.

The accompanying notes are an integral part of these financial statements.

Satuit Capital U.S. Emerging Companies Fund
Statement of Operations
For the six months ended April 30, 2012 (Unaudited)

Investment Income:
Dividends	$ 691,730
Interest	309
Total Investment Income	692,039

Expenses:
Advisory Fees (Note 2)	1,018,754
Distribution Fees (Note 2)	205,226
Administrative Fees	82,091
Printing and Mailing Fees	21,046
Registration Fees	20,449
Compliance Fees	18,200
Legal Fees	46,045
Trustee Fees	19,268
Transfer Agent Fees	44,456
Fund Accounting Fees	17,400
Custody Fees	12,055
Audit Fees	5,367
Insurance Fees	4,914
Miscellaneous Fees	2,845
Total Expenses	1,518,116
Expense Recapture (Note 2)	59,865
Net Expenses	1,577,981

Net Investment Loss	(885,942)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	15,146,745
Net Change in Unrealized Appreciation on Investments	(81,286)
Net Realized and Unrealized Gain on Investments	15,065,459

Net Increase in Net Assets Resulting from Operations	$ 14,179,517

The accompanying notes are an integral part of these financial statements.

Satuit Capital U.S. Emerging Companies Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	4/30/2012	10/31/2011
Increase in Net Assets From Operations:
Net Investment Loss	$ (885,942)	$ (2,047,596)
Net Realized Gain on Investments	15,146,745	9,699,471
Net Change in Unrealized Appreciation on Investments	(81,286)	(5,186,855)
Net Increase in Net Assets Resulting from Operations	14,179,517	2,465,020

Capital Share Transactions - Class A:
Proceeds from Sale of Shares	19,225,134	88,987,754
Shares Issued on Reinvestment of Dividends	-	-
Proceeds from Early Redemption Fees	126,066	137,024
Cost of Shares Redeemed	(26,583,636)	(43,939,463)
Net Increase (Decrease) in Net Assets from Shareholder Activity	(7,232,436)	45,185,315

Net Assets:
Net Increase in Net Assets	6,947,081	47,650,335
Beginning of Year	161,716,402	114,066,067
End of Year (Including Accumulated Undistributed Net Investment
Income of $0 and $0, Respectively)	$ 168,663,483	$ 161,716,402

Share Transactions - Class A:
Shares Sold	605,149	2,801,769
Shares Issued on Reinvestment of Dividends	-	-
Shares Redeemed	(837,665)	(1,439,895)
Net Increase in Shares	(232,516)	1,361,874
Outstanding at Beginning of Year	5,335,220	3,973,346
Outstanding at End of Year	5,102,704	5,335,220

The accompanying notes are an integral part of these financial statements.

Satuit Capital U.S. Emerging Companies Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	4/30/2012		10/31/2011	10/31/2010	10/31/2009		10/31/2008		10/31/2007

Net Asset Value, at Beginning of Period	$ 30.31		$ 28.71	$ 22.07	$ 17.37		$ 30.18		$ 25.59

Income From Investment Operations:
Net Investment (Loss) *	(0.17)		(0.43)	(0.34)	(0.24)		(0.16)		(0.26)
Net Gain (Loss) on Securities (Realized and Unrealized)	2.89		2.01	6.96	4.94		(11.42)		4.85
Total from Investment Operations	2.72		1.58	6.62	4.70		(11.58)		4.59

Distributions from:
Return of Capital	-		-	-	-		(0.02)		-
Net Realized Gain	-		-	-	-		(1.21)		-
Total from Distributions	-		-	-	-		(1.23)		-

Redemption Fees	0.02		0.02	0.02	-	**	-	**	-	**

Net Asset Value, at End of Period	$ 33.05		$ 30.31	$ 28.71	$ 22.07		$ 17.37		$ 30.18

Total Return	9.04%		5.57%	30.09%	27.06%		(39.79)%		17.94%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 168,663		$ 161,716	$ 114,066	$ 64,312		$ 72,219		$ 157,917
Before Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	1.85%	(a)	1.74%	1.80%	2.24%		2.11%		2.06%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.01)%	(a)	(1.14)%	(1.19)%	(1.62)%		(0.84)%		(1.09)%
After Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	1.93%	(a)	1.95%	1.95%	1.95%		1.95%		1.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.08)%	(a)	(1.35)%	(1.34)%	(1.33)%		(0.68)%		(0.98)%
Portfolio Turnover	53.79%		101.60%	138.60%	142.15%		183.23%		141.91%

(a) Annualized
* Net Investment Income/Loss per share amounts were calculated using the average share method.
** Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2012 (UNAUDITED)

Note 1. Significant Accounting Policies

The Satuit Capital U.S. Emerging Companies Fund (the “Fund”), formerly the Satuit Capital Micro Cap Fund, is a series of Satuit Capital Management Trust (“SCMT”), which is registered under The Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund was established December 12, 2000 as a series of SCMT.  The Fund currently offers one class of shares which is a no-load class of shares.  The objective of the Fund is to seek to achieve long-term capital appreciation.

The Fund will charge a 2.00% redemption fee on all shares redeemed less than 360 days from the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations: The Fund's securities are recorded at their fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”) believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of April 30, 2012:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2012 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s assets by the above fair value hierarchy levels as of April 30, 2012:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 143,958,657	$ -	-	$ 143,958,657
Short Term Investments	-	20,789,242	-	20,789,242
Total	$ 143,958,657	$ 20,789,242	-	$ 164,747,899

(a) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the six months ended April 30, 2012. The Fund did not hold any derivative instruments at any time during the six months ended April 30, 2012. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years, (2009 - 2011), or expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. As of and during the six months ended April 30, 2012, the Fund did not incur any interest or penalties.

Security Transactions and Income: Security transactions are accounted for on the trade date.  The cost of securities sold is determined on a specific identification basis.  Dividends are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in real estate investment trusts (“REITS”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Accounting Estimates.  In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2012 (UNAUDITED)

Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Note 2. Investment Advisory and Distribution Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Agreement, the Advisor, Satuit Capital Management, LLC (“the Advisor”) provides investment services for an annual fee of 1.25% of the average daily net assets of the Fund.  Per an expense limitation agreement, the Advisor has agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses for the Fund's shares to 1.95% of average net assets through February 28, 2013.  For the six months ended April 30, 2012, the Advisor earned fees of $1,018,754, and recaptured $59,865 of previously waived fees per the Expense Limitation Agreement. Additionally, as of April 30, 2012, the Fund owed the Advisor $202,930, of which $41,930 consisted of expense recaptures as described below and $161,000 consisted of accrued but unpaid investment advisory fees.

Pursuant to the terms of the Expense Limitation Agreement, the Advisor is entitled to reimbursement of fees waived or reimbursed by the Advisor to the Fund in prior years, subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (2) any such reimbursement may not cause the Fund’s total annual expense ratio to exceed 1.95%.  The total amount of reimbursement recoverable by the Advisor is the sum of all fees waived or reimbursed by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund.  The total amount of recoverable reimbursements as of October 31, 2011, was $59,865, which expires the Fund’s 2012 fiscal year end, has been recaptured by the Advisor during the six months ended April 30, 2012.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the Advisor may pay the distributor for certain activities and expenses which are primarily intended to result in the sale of the Fund’s shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or the Advisor.  The Fund or the Advisor may incur such distribution expenses at the rate of 0.25% per annum on the Fund’s average daily net assets.  For the six months ended April 30, 2012, there was $205,226 of 12b-1 fees incurred by the Fund.

Mutual Shareholder Services, LLC (“MSS”) is the Fund's Transfer and Dividend Disbursing Agent.  In accordance with the contract and current asset levels, MSS earned $44,456 for the six months ended April 30, 2012.

Mutual Shareholder Services, LLC (“MSS”) is the Fund’s Accounting Agent.  In accordance with the contract and current asset levels, MSS earned $17,400 for the six months ended April 30, 2012.

Certain officers and an Interested Trustee of the Fund are also employees, officers and/or directors of Satuit Capital Management, LLC.

Certain officers of the Fund are also employees, officers, and or directors of Mutual Shareholder Services LLC.

Note 3. Investments

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended April 30, 2012, aggregated $84,323,023 and $103,901,118, respectively.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2012 (UNAUDITED)

Note 4. Distributions to Shareholders and Tax Components of Capital

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with regulations which may differ from GAAP.   The Fund did not pay any distributions for the six months ended April 30, 2012 and years ended October 31, 2011 and 2010.

For federal income tax purposes the cost of securities owned at October 31, 2011, was $148,006,791.  At October 31, 2011, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
$19,710,297	$(7,490,904)	$12,219,393

As of October 31, 2011, the difference between book-basis and tax-basis unrealized appreciation (depreciation) resulted from the deferral of wash sale losses.

Note 5. Capital Loss Carryforwards

At October 31, 2011, the Fund had available for federal income tax purposes an unused capital loss carryforward of $701,942 which expires in 2017.  To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

Note 6. New Accounting Pronouncement

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Note 7. The Regulated Investment Company Modernization Act of 2010

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, some provisions of the Act, not including the changes to capital loss carryforwards, are effective for the Fund’s fiscal year ending October 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

	Satuit Capital U.S. Emerging Companies Fund
	Expense Illustration
	April 30, 2012 (Unaudited)

	Expense Example

	As a shareholder of the Satuit Capital U.S. Emerging Companies Fund, you incur ongoing costs which typically consist of
	management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs
	(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

	The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2011 through April 30, 2012.

	Actual Expenses

	The first line of the table below provides information about actual account values and actual expenses. You may
	use the information in this line, together with the amount you invested, to estimate the expenses that you paid
	over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
	$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid
	During Period" to estimate the expenses you paid on your account during this period.

	Hypothetical Example for Comparison Purposes

	The second line of the table below provides information about hypothetical account values and hypothetical
	expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses,
	which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate
	the actual ending account balance or expenses you paid for the period. You may use this information to compare
	the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with
	the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	November 1, 2011	April 30, 2012	November 1, 2011 to April 30, 2012

Actual	$1,000.00	$1,090.40	$10.03
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.27	$9.67

	* Expenses are equal to the Fund's annualized expense ratio of 1.93%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

ADDITIONAL INFORMATION

APRIL 30, 2012 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at (866) 972-8848 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-866-972-8848.

Trustees and Officers - Information pertaining to the trustees and officers of the Fund is set forth below. The names, addresses and ages of the trustees and officers of the Fund, together with information as to their principal occupations during the past five years, are listed below.  The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the Advisor and the principal underwriter, and officers of the Fund, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 567-4030.

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen
Interested Trustee:
Robert J. Sullivan* 238 Public Square Suite 200 Franklin, TN 37064 (1961)	Chairman of the Board, President and Treasurer since December 2000 – Indefinitely.	N/A

Chairman, President and Treasurer of Satuit Capital Management Trust, an open-end investment management company, since December, 2000; Managing Director and Investment Officer of Satuit Capital Management, LLC, a registered investment adviser, from June, 2000 to Present.

N/A

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

ADDITIONAL INFORMATION

APRIL 30, 2012 (UNAUDITED)

Non-Interested Trustees:
Samuel Boyd, Jr. 238 Public Square Suite 200 Franklin, TN 37064 (1940)	Trustee since October, 2002 - Indefinitely	1

Retired. Mr. Boyd was Manager of the Customer Services Operations and Accounting Division of the Potomac Electric Power Company from August, 1978 until April, 2005; a Director of The World Funds, Inc., a registered investment company, since May, 1997; a Trustee of The World Insurance Trust, a registered investment company, since May, 2002 (now closed); and a Trustee of Janus Advisors Series Trust, a registered investment company, from 2003 to 2005.

			The World Funds, Inc. -- 4 Funds
William E. Poist 238 Public Square Suite 200 Franklin, TN 37064 (1939)	Trustee since November, 2003 - Indefinitely	1

Mr. Poist is a financial and tax consultant through his firm Management Consulting for Professionals since 1974; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and a Trustee of The World Insurance Trust, a registered investment company, since May, 2002 (now closed). Mr. Poist is also a certified public accountant.

			The World Funds, Inc. -- 4 Funds
Paul M. Dickinson 238 Public Square Suite 200 Franklin, TN 37064 (1947)	Trustee since November 2003 - Indefinitely	1

Mr. Dickinson is President of Alfred J. Dickinson, Inc. Realtors since April, 1971; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and Trustee of The World Insurance Trust, a registered investment company, since May, 2002 (now closed)

			The World Funds, Inc. -- 4 Funds

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

ADDITIONAL INFORMATION

APRIL 30, 2012 (UNAUDITED)

Anthony J. Hertl 238 Public Square Suite 200 Franklin, TN 37064 (1950)	Trustee since October, 2002 - Indefinitely	1

Consultant to small and emerging businesses since 2000. Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, N.Y. where he served in this capacity for four years. Mr. Hertl is a Certified Public Accountant.

				Northern Lights Fund Trust -- 40 Funds; Northern Lights Variable Trust -- 8 Funds; AdvisorOne Funds -- 11 Funds; and The India Select Fund -- 1 Fund; Global Real Estate Investments – 1 Fund
Officers:
Gregory B. Getts 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 (1957)	Treasurer (Principal Financial Officer)	2	President and owner of Mutual Shareholder Services, LLC, a mutual fund transfer agent, since 1999. President and owner of MSS, Inc., a real estate firm, since 2006.	N/A
David Jones 395 Sawdust Road, #2148 The Woodlands, TX 77380 (1957)	Chief Compliance Officer	N/A

Co-founder and Managing Member of Drake Compliance LLC (compliance consulting), since 2004; founder and controlling shareholder of David Jones & Associates P.C. (law firm) since 1998; President and Chief Executive Officer of Citco Mutual Fund Services Inc. from 2001 to 2003.

				N/A

Investment Adviser:
Satuit Capital Management, LLC

238 Public Square, Suite 200

Franklin, Tennessee  37064

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio 44145

Transfer Agent:
For more information, wire purchase or redemptions, call or write to Satuit Capital U.S. Emerging Companies Fund’s Transfer Agent:

Mutual Shareholder Services, LLC

Satuit Capital Management Trust

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(866) 972-8848 Toll Free

More Information:

For 24 hours, 7 days a week price information, investment plans, and other shareholder services, call Satuit Capital Management at (866) 972-8848, Toll Free.

This report is provided for the general information of the shareholders of the Satuit Capital U.S. Emerging Companies Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

 ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

        EXHIBIT NO.      DESCRIPTION OF EXHIBIT

        -----------      ----------------------

        11 (b) (1)       Certification of Principal Executive Officer

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (b) (2)       Certification of Principal Financial Officer

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (c)           Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:

Satuit Capital Management Trust

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  July 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  July 9, 2012

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan, Chief Financial Officer

(principal financial officer)

Date:  July 9, 2012

*

Print the name and title of each signing officer under his or her signature.